Supplement to the Current Prospectus

MFS(R) Research Fund

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

--------------------- ----------------- ---------- ----------------------------
Portfolio Manager     Primary Role      Since      Title and Five Year History
--------------------- ----------------- ---------- ----------------------------
--------------------- ----------------- ---------- ----------------------------
Katrina A. Mead       Portfolio         2005       Investment Officer of MFS;
                      Manager,                     employed in the investment
                      General                      area of MFS since 1997.
                      Oversight over
                      a Team of
                      Analysts
--------------------- ----------------- ---------- ----------------------------
--------------------- ----------------- ---------- ----------------------------
Joseph G. MacDougall  Portfolio         May 2008   Investment Officer of MFS;
                      Manager,                     employed in the investment
                      General                      area of MFS since 2000.
                      Oversight over
                      a Team of
                      Analysts
--------------------- ----------------- ---------- ----------------------------

                The date of this supplement is May 1, 2008.